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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


INVESTMENT COMPANY FILE NUMBER: 811-2842


SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881


DATE OF FISCAL YEAR END: DECEMBER 31


DATE OF REPORTING PERIOD: JUNE 30, 2003


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ITEM 1. REPORTS TO STOCKHOLDERS.

        Attached as Exhibit 1 is the Registrant's Semi-Annual Report to the Shareholders for the six month period ended June 30, 2003.

ITEM 2. CODE OF ETHICS.

        Attached as Exhibit (2) is the Registrant's Code of Ethics, as adopted by the Registrant on July 22, 2003, which applies to all of its officers, directors and employees.

        The Code of Ethics is designed to deter wrongdoing and to promote:

            (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

            (2) Full, fair, timely, and understandable disclosure in reports and documents that the Registrant files with, or submits to, the Securities and Exchange Commission and in all public communications made by the Registrant;

            (3) Compliance with applicable governmental laws, rules and regulations;

            (4) The prompt internal reporting of violations of the Code of
                Ethics to the Registrant's Board of Directors; and

            (5) Accountability for adherence to the Code of Ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        The Registrant does not have an Audit Committee. The functions of an Audit Committee are performed by the whole Board of Directors of the Registrant.



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ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         The Registrant's policy relating to the voting of its portfolio securities is to delegate to its investment advisor for equity securities, Westwood Management Corp., the authority to vote the equity securities held in the Registrant's portfolio.

 ITEM 9. CONTROLS AND PROCEDURES.

         (a) Regulations under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms. The principal executive officer and the principal financial officer of the Registrant, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded that the Registrant's controls and procedures were effective for this purpose.

         (b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect such internal controls subsequent to the date of such evaluation.

 ITEM 10. EXHIBITS.

         The following exhibits and certifications are filed as a part of this
         Report:

         (a)  Exhibits:

              (1) Semi-Annual Report to the Shareholders for the six months ended June 30, 2003.

              (2)   Code of Ethics adopted by the Registrant on July 22, 2003.

              (3) Certification of George S. Walls, Jr., principal executive officer of the Registrant.

              (4) Certification of Jerry D. Wheatley, principal financial officer of the Registrant.



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                                   SIGNATURES


          PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSE THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION


By /s/ George S. Walls, Jr., President
   -----------------------------------

Date: August 20, 2003


         PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By /s/ George S. Walls, Jr.
   ------------------------
   George S. Walls, Jr., President and
   Principal Executive Officer

Date: August 20, 2003



By /s/ Jerry D. Wheatley
   ---------------------
   Jerry D. Wheatley, Treasurer and
   Principal Financial Officer

Date: August 20, 2003



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